Internally Generated Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Detail Information of Internally Generated Assets	Details are as follows:

	Year ended December 31,
	2018	2017	2016
	(millions of euros)
Intangible assets with a finite useful life	248	272	289
Tangible assets owned	322	354	350

Total	570	626	639